CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited)
June 30, 2024

Security	Shares	Value
Common Stocks — 98.9%
Aerospace/Defense — 0.8%
Lockheed Martin Corp.	3,270	$1,527,417
Total Aerospace/Defense		1,527,417
Agriculture — 1.4%
Altria Group, Inc.	30,486	1,388,637
Philip Morris International, Inc.	12,524	1,269,057
Total Agriculture		2,657,694
Airlines — 0.8%
Delta Air Lines, Inc.	32,231	1,529,039
Total Airlines		1,529,039
Auto Manufacturers — 0.7%
Cummins, Inc.	4,960	1,373,573
Total Auto Manufacturers		1,373,573
Auto Parts & Equipment — 0.6%
Aptiv Plc (a)	16,929	1,192,140
Total Auto Parts & Equipment		1,192,140
Banks — 7.0%
Citigroup, Inc.	33,725	2,140,189
Fifth Third Bancorp	39,603	1,445,113
JPMorgan Chase & Co.	11,516	2,329,227
M&T Bank Corp.	10,473	1,585,193
Regions Financial Corp.	78,877	1,580,695
Truist Financial Corp.	42,386	1,646,696
US Bancorp	34,446	1,367,506
Wells Fargo & Co.	24,932	1,480,711
Total Banks		13,575,330
Biotechnology — 1.5%
Gilead Sciences, Inc.	22,562	1,547,979
Incyte Corp. (a)	21,468	1,301,390
Total Biotechnology		2,849,369
Building Materials — 1.4%
Builders FirstSource, Inc. (a)	3,809	527,204
Masco Corp.	20,726	1,381,803
Owens Corning	4,234	735,530
Total Building Materials		2,644,537
Chemicals — 2.5%
Ecolab, Inc.	6,017	1,432,047
LyondellBasell Industries NV, Class A	13,967	1,336,083
PPG Industries, Inc.	10,860	1,367,165
RPM International, Inc.	6,499	699,812
Total Chemicals		4,835,107
Commercial Services — 1.2%
Block, Inc. (a)	14,067	907,181
S&P Global, Inc.	3,328	1,484,288
Total Commercial Services		2,391,469

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited)
June 30, 2024

Security	Shares	Value
Computers — 3.4%
Accenture PLC, Class A	4,597	$1,394,776
Cognizant Technology Solutions Corp. - Class A	10,430	709,240
Dell Technologies, Inc. - Class C	6,414	884,555
Leidos Holdings, Inc.	12,448	1,815,914
NetApp, Inc.	13,457	1,733,262
Total Computers		6,537,747
Cosmetics/Personal Care — 0.4%
Kenvue, Inc.	37,654	684,550
Total Cosmetics/Personal Care		684,550
Diversified Financial Services — 2.7%
Apollo Global Management, Inc.	6,814	804,529
Discover Financial Services	6,464	845,556
Mastercard, Inc., Class A	3,224	1,422,300
TPG, Inc.	17,367	719,862
Visa, Inc., Class A	5,339	1,401,327
Total Diversified Financial Services		5,193,574
Electric — 3.6%
Constellation Energy Corp.	3,448	690,531
DTE Energy Co.	11,136	1,236,207
Edison International	9,130	655,625
Entergy Corp.	6,626	708,982
NRG Energy, Inc.	9,413	732,896
PG&E Corp.	83,946	1,465,698
Vistra Corp.	16,372	1,407,665
Total Electric		6,897,604
Electrical Components & Equipment — 0.4%
Emerson Electric Co.	6,952	765,832
Total Electrical Components & Equipment		765,832
Electronics — 1.6%
Fortive Corp.	18,947	1,403,972
Honeywell International, Inc.	3,757	802,270
TE Connectivity Ltd.	5,247	789,306
Total Electronics		2,995,548
Entertainment — 0.4%
Warner Music Group Corp., Class A (b)	22,243	681,748
Total Entertainment		681,748
Environmental Control — 0.4%
Pentair PLC	9,054	694,170
Total Environmental Control		694,170
Food — 4.0%
Campbell Soup Co.	34,076	1,539,894
Conagra Brands, Inc.	24,187	687,395
General Mills, Inc.	21,734	1,374,893
Kraft Heinz Co/The	38,560	1,242,403
Kroger Co/The	27,410	1,368,581

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited)
June 30, 2024

Security	Shares	Value
Sysco Corp.	9,473	$676,277
Tyson Foods, Inc. - Class A	13,290	759,391
Total Food		7,648,834
Gas — 0.3%
NiSource, Inc. (b)	22,216	640,043
Total Gas		640,043
Hand/Machine Tools — 0.4%
Snap-on, Inc.	2,703	706,537
Total Hand/Machine Tools		706,537
Healthcare-Products — 1.8%
Baxter International, Inc.	42,650	1,426,643
Hologic, Inc. (a)	17,641	1,309,844
Medtronic Plc	8,103	637,787
Solventum Corp. (a)	3,310	175,033
Total Healthcare-Products		3,549,307
Healthcare-Services — 3.6%
Centene Corp. (a)	19,640	1,302,132
HCA Healthcare, Inc.	5,087	1,634,351
Molina Healthcare, Inc. (a)(b)	3,492	1,038,172
UnitedHealth Group, Inc.	2,716	1,383,150
Universal Health Services, Inc., Class B	8,861	1,638,665
Total Healthcare-Services		6,996,470
Household Products/Wares — 0.8%
Kimberly-Clark Corp.	10,516	1,453,311
Total Household Products/Wares		1,453,311
Insurance — 5.5%
American International Group, Inc.	9,322	692,065
Corebridge Financial, Inc. (b)	25,002	728,058
Fidelity National Financial, Inc.	30,930	1,528,561
Hartford Financial Services Group Inc/The	18,009	1,810,625
MetLife, Inc.	20,546	1,442,124
Principal Financial Group, Inc.	17,609	1,381,426
Travelers Cos, Inc./The	7,404	1,505,529
Willis Towers Watson Plc	5,229	1,370,730
Total Insurance		10,459,118
Internet — 6.9%
Alphabet, Inc., Class A	9,992	1,820,042
Booking Holdings, Inc.	441	1,747,022
DoorDash, Inc., Class A (a)	12,882	1,401,304
eBay, Inc.	30,940	1,662,097
Expedia Group, Inc. (a)	11,330	1,427,467
Meta Platforms, Inc., Class A	6,422	3,238,100
Pinterest, Inc., Class A (a)	19,254	848,524
VeriSign, Inc. (a)	6,445	1,145,921
Total Internet		13,290,477

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited)
June 30, 2024

Security	Shares	Value
Machinery-Construction & Mining — 0.8%
Caterpillar, Inc.	4,579	$1,525,265
Total Machinery-Construction & Mining		1,525,265
Machinery-Diversified — 0.9%
Dover Corp.	9,508	1,715,719
Total Machinery-Diversified		1,715,719
Media — 2.3%
Comcast Corp. - Class A (b)	57,593	2,255,342
FactSet Research Systems, Inc.	1,711	698,550
Walt Disney Co/The	14,256	1,415,478
Total Media		4,369,370
Mining — 0.7%
Newmont Corp.	32,684	1,368,479
Total Mining		1,368,479
Miscellaneous Manufacturing — 1.9%
3M Co.	13,265	1,355,550
Parker-Hannifin Corp.	1,440	728,366
Textron, Inc.	18,930	1,625,331
Total Miscellaneous Manufacturing		3,709,247
Oil & Gas Services — 1.5%
Baker Hughes Co.	49,641	1,745,873
Halliburton Co.	35,684	1,205,406
Total Oil & Gas Services		2,951,279
Oil and Gas — 5.1%
Chevron Corp. (b)	9,119	1,426,394
Coterra Energy, Inc.	47,863	1,276,506
Devon Energy Corp.	33,984	1,610,841
Diamondback Energy, Inc.	7,442	1,489,814
EOG Resources, Inc.	12,031	1,514,342
Marathon Oil Corp.	60,318	1,729,317
Marathon Petroleum Corp.	4,145	719,075
Total Oil and Gas		9,766,289
Packaging and Containers — 0.4%
Amcor Plc	69,946	684,072
Total Packaging and Containers		684,072
Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	42,718	1,774,079
Cigna Group/The	4,442	1,468,392
Johnson & Johnson	26,969	3,941,788
Merck & Co., Inc.	22,287	2,759,131
Neurocrine Biosciences, Inc. (a)	5,443	749,338
Teva Pharmaceutical Industries Ltd., ADR (a)	42,098	684,093
Total Pharmaceuticals		11,376,821
Private Equity — 0.4%
Blackstone, Inc.	5,932	734,382
Total Private Equity		734,382

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited)
June 30, 2024

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 4.7%
Agree Realty Corp.	4,854	$300,657
American Homes 4 Rent, Class A (b)	9,176	340,980
CubeSmart (b)	8,322	375,905
Equity LifeStyle Properties, Inc.	11,254	732,973
Equity Residential	5,375	372,703
First Industrial Realty Trust, Inc.	15,522	737,450
Gaming and Leisure Properties, Inc.	14,308	646,865
Host Hotels & Resorts, Inc.	40,700	731,786
Kimco Realty Corp.	16,500	321,090
Lamar Advertising Co., Class A	6,525	779,932
Mid-America Apartment Communities, Inc.	4,814	686,525
NNN REIT, Inc.	17,333	738,385
Realty Income Corp.	12,739	672,874
SBA Communications Corp.	2,773	544,340
STAG Industrial, Inc. (b)	8,898	320,862
VICI Properties, Inc.	12,373	354,363
WP Carey, Inc.	6,621	364,486
Total Real Estate Investment Trusts (REITs)		9,022,176
Retail — 3.2%
Best Buy Co., Inc.	8,632	727,591
Home Depot Inc/The	4,312	1,484,363
Target Corp.	10,679	1,580,919
TJX Cos., Inc.	7,699	847,660
Ulta Beauty, Inc. (a)	3,786	1,460,904
Total Retail		6,101,437
Semiconductors — 3.3%
Advanced Micro Devices, Inc. (a)	9,396	1,524,125
Applied Materials, Inc.	6,341	1,496,413
Intel Corp.	35,962	1,113,743
NXP Semiconductors NV	2,984	802,965
QUALCOMM, Inc.	7,002	1,394,658
Total Semiconductors		6,331,904
Software — 9.4%
Adobe, Inc. (a)	2,591	1,439,404
Akamai Technologies, Inc. (a)(b)	6,554	590,384
AppLovin Corp., Class A (a)	12,411	1,032,843
Atlassian Corp., Class A (a)	8,783	1,553,537
Autodesk, Inc. (a)	5,870	1,452,532
Broadridge Financial Solutions, Inc.	3,563	701,911
Datadog, Inc., Class A (a)	5,755	746,366
Electronic Arts, Inc.	10,843	1,510,755
Microsoft Corp.	3,697	1,652,375

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited)
June 30, 2024

Security	Shares	Value
MSCI, Inc.	2,628	$1,266,039
Salesforce, Inc.	4,948	1,272,131
ServiceNow, Inc. (a)	1,360	1,069,871
SS&C Technologies Holdings, Inc.	11,620	728,225
Veeva Systems, Inc., Class A (a)	7,918	1,449,073
Workday, Inc., Class A (a)	2,952	659,949
Zoom Video Communications, Inc., Class A (a)	20,195	1,195,342
Total Software		18,320,737
Telecommunications — 2.6%
AT&T, Inc.	39,747	759,565
Cisco Systems, Inc.	55,190	2,622,077
T-Mobile US, Inc.	8,950	1,576,811
Total Telecommunications		4,958,453
Transportation — 1.6%
CSX Corp.	39,148	1,309,501
FedEx Corp.	5,589	1,675,805
Total Transportation		2,985,306
Total Common Stocks (Cost — $173,901,827)		189,691,481

Short-Term Investments — 1.0%
Money Market Funds — 1.0%
First American Government Obligations Fund - Class X - 5.24% (c)	1,857,638	1,857,638
Total Money Market Funds (Cost — $1,857,638)		1,857,638
Total Short-Term Investments (Cost — $1,857,638)		1,857,638

Collateral for Securities on Loan — 2.9%
Mount Vernon Liquid Assets Portfolio, LLC - 5.46% (c)	5,535,464	5,535,464
Total Collateral for Securities on Loan (Cost — $5,535,464)		5,535,464

Total Investments — 102.8% (Cost — $181,294,929)		197,084,583
Liabilities in Excess of Other Assets — (2.8)%		(5,332,406)

Total Net Assets — 100.0%		$191,752,177

ADR - American Depositary Receipt
MSCI - Morgan Stanley Capital International
Plc - Public Limited Company
REIT - Real Estate Investment Trust
S&P - Standards & Poor's

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of June 30, 2024.
(c)	The rate reported is the annualized seven-day yield as of June 30, 2024.

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited)
June 30, 2024

SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Debt Securities:  Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited)
June 30, 2024

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

CornerCap Fundametrics® Large-Cap ETF

Description	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments
Common Stocks	$189,691,481	$–	$–	$189,691,481
Total Long-Term Investments	189,691,481	–	–	189,691,481
Short-Term Investment	1,857,638	–	–	1,857,638
Collateral for Securities on Loan	5,535,464	–	–	5,535,464
Total Investments	$197,084,583	$–	$–	$197,084,583

See Schedule of Investments for additional detailed categorizations.